Employee costs	12 Months Ended
Dec. 31, 2019
Employee costs
Employee costs

8. Employee costs

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Wages and salaries	1,048	962	1,028
Social security costs	155	154	139
Defined benefit plan pension costs (Note 21)	31	42	36
Defined benefit past service (credit)/charge (Note 21)	(54)	6	—
Defined contribution plan pension costs (Note 21)	40	32	30
Net employee costs from continuing operations	1,220	1,196	1,233
Net employee costs from discontinued operation	370	424	392
Group employee costs	1,590	1,620	1,625

	At December 31,
Employees	2019	2018	2017
Production	14,463	14,666	14,809
Administration	1,877	1,986	1,924
Continuing operations	16,340	16,652	16,733
Discontinued operation	—	6,775	6,758
Group	16,340	23,427	23,491